INCOME TAXES - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Amount
U.S. federal statutory tax rate					$ (2,212)
State and local income taxes, net of federal income tax effect					$ 1
Effective Income Tax Rate Reconciliation, State and Local Jurisdiction, Contribution Greater than 50 Percent, Tax Effect [Extensible Enumeration]					CALIFORNIA
Statutory tax rate difference between United Kingdom and the United States					$ (326)
Nondeductible research expense					723
Nontaxable or nondeductible items
Stock compensation					109
Other					1
Total	$ 1	$ 1	$ 1	$ (24)	$ (24)	$ 1
Tax Jurisdiction of Domicile [Extensible Enumeration]					UNITED STATES
Reconciliation of the statutory income tax rate to effective tax rate
Taxes at domestic rate					21.00%	21.00%
State and local income taxes					0.00%	0.00%
Non-US statutory rates					3.10%	3.50%
Change in valuation allowance						(17.20%)
Nondeductible Research Expense					(6.90%)	(6.10%)
Other						0.20%
Statutory Rate Change					0.00%
Effect of cross-border tax laws					0.00%
Tax credits					0.00%
Nontaxable or nondeductible items
Stock compensation					(1.00%)
Other
Changes in unrecognized tax benefits					0.00%
Effective tax rate					0.20%	0.40%
UNITED STATES
Amount
Changes in valuation allowances					$ 364
Other adjustments					$ 7
Reconciliation of the statutory income tax rate to effective tax rate
Change in valuation allowance					(3.50%)
Other					(0.10%)
United Kingdom
Amount
Changes in valuation allowances					$ 1,362
Other adjustments					$ (54)
Reconciliation of the statutory income tax rate to effective tax rate
Change in valuation allowance					(12.90%)
Other					0.50%